BORROWINGS - Movements in Borrowings (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash items
Balance at beginning	$ 5,652,100	$ 3,880,622
Proceeds from borrowings - principal	1,216,127	876,905
Payment of borrowings	(1,367,407)	(607,028)	$ (565,011)
Repurchase of Notes	(32,370)
Payment of interests and related expenses	(390,956)	(463,776)
Payment of DFI	(5,879)	(85,937)
Proceeds from loan	243,208	154,063
Non-cash items
Trade payables cancelled with borrowings	28,571	90,582	88,797
Accrued interest	286,610	28,480
Foreign currency exchange gains	(2,059,894)	1,720,991
Currency translation adjustments	(59,924)	57,198
Total cash items	(337,277)	(125,773)	(242,421)
Total non-cash items	(1,804,637)	1,897,251	(177,361)
Balance at ending	3,510,186	5,652,100	$ 3,880,622
Gains recognized on change in fair value of derivatives	3,350	3,299
Losses on change in fair value of derivatives	$ (1,332)	$ (61,468)